Pension and Other Employee Obligations - Maturity Analysis of Defined Benefit Payments (Detail) $ in Thousands	Mar. 31, 2023 USD ($)
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 36,952
2024 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,800
2025 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,579
2026 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,454
2027 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,587
2028 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	3,892
Thereafter [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Defined benefit payments	$ 18,640